EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for certain series of the Trust and certain share classes of those series as set forth in this filing, as electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 1, 2017 (SEC Accession No. 0001104659-17-005864), in interactive data format.